Provisions - Fair Value of Plan Assets for Telefónica United Kingdom Pension Plan (Details) - Telefónica United Kingdom - Foreign defined benefit plans - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [line items]
Credit instruments	€ 1,710	€ 1,570
Cash equivalents	129	0
Total	€ 1,839	€ 1,570